Stockholders’ Equity/(Deficit) - Schedule of Outstanding Prepaid Warrants and Common Warrants (Details) - shares			9 Months Ended	12 Months Ended
	Apr. 01, 2025	Nov. 25, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Warrants [Member]
Schedule of Outstanding Prepaid Warrants and Common Warrants [Line Items]
Beginning balance			193,599	25,369
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes					25,369
Ending balance				193,599	25,369
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes				27,346
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock				140,814
Exercise of Prepaid Warrants in Exchange for Common Stock				(34,930)
Issuance of Prepaid Warrants for Common Stock				35,000
November 25, 2024 Private Placement of Common Warrants
Common Warrants [Member]
Schedule of Outstanding Prepaid Warrants and Common Warrants [Line Items]
Beginning balance			19,110
Ending balance				19,110
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock
Exercise of Prepaid Warrants in Exchange for Common Stock
Issuance of Prepaid Warrants for Common Stock
November 25, 2024 Private Placement of Common Warrants	44,207	19,110		19,110